Receivables, Net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
RECEIVABLES, NET
13. RECEIVABLES, NET

Receivables, net consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2016	2015
Customer accounts receivable – billed	$715	$406
Customer accounts receivable – unbilled	270	144
Total customer accounts receivable	985	550
Allowance for doubtful accounts	(13)	(12)
Customer accounts receivable, net	972	538
Other	42	40
	$1,014	$578